Note 23 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of the components of cash and cash equivalents [text block]
	2022	2021

Bank balances	4,737	17,152
Restricted cash *	1,998	–
Cash and cash equivalents	6,735	17,152
Bank overdrafts used for cash management purposes	(5,239)	(887)
Net cash and cash equivalents	1,496	16,265

Summary quantitative data about entity's exposure to risk [text block]
Overdraft facilities	Date drawn	Expiry	Repayment terms	Principal value	Interest rate
Stanbic Bank - RTGS$ denomination	September 2021	February 2024	On demand	300,000,000	210%
Stanbic Bank - USD denomination	December 2021	February 2024	On demand	1,000,000	10%
CABS Bank of Zimbabwe - USD denomination	April 2022	November 2023	On demand	2,000,000	*12.33%
Ecobank - USD denomination	November 2022	October 2023	On demand	5,000,000	6.5%